Financial Instruments Risk Management - Changes in Allowances for Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance for expected credit losses
Beginning balance	$ 178,698
Ending balance	188,050	$ 178,698
Debt securities | Accumulated impairment
Reconciliation of changes in allowance for expected credit losses
Beginning balance	26	32
New originations or purchases	12	9
Derecognition or maturities	(8)	(11)
Net remeasurement	2	(4)
Ending balance	32	26
Debt securities | Financial instruments not credit-impaired | Accumulated impairment | 12-month expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	25	30
New originations or purchases	12	9
Derecognition or maturities	(8)	(10)
Net remeasurement	0	(4)
Ending balance	29	25
Debt securities | Financial instruments not credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	1	2
New originations or purchases	0	0
Derecognition or maturities	0	(1)
Net remeasurement	2	0
Ending balance	3	1
Debt securities | Financial instruments credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	0	0
New originations or purchases	0	0
Derecognition or maturities	0	0
Net remeasurement	0	0
Ending balance	0	0
Total mortgages and loans
Reconciliation of changes in allowance for expected credit losses
Beginning balance	57,619
Ending balance	59,433	57,619
Total mortgages and loans | Accumulated impairment
Reconciliation of changes in allowance for expected credit losses
Beginning balance	62	57
New originations or purchases	4	5
Derecognition or maturities	(1)	(1)
Net remeasurement	3	6
Write-offs, net of recoveries, and other adjustments	(7)	(5)
Ending balance	61	62
Total mortgages and loans | Financial instruments not credit-impaired | Accumulated impairment | 12-month expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	6	8
New originations or purchases	4	4
Derecognition or maturities	(1)	(1)
Net remeasurement	(2)	(5)
Write-offs, net of recoveries, and other adjustments	0	0
Ending balance	7	6
Total mortgages and loans | Financial instruments not credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	1	0
New originations or purchases	0	1
Derecognition or maturities	0	0
Net remeasurement	(1)	0
Write-offs, net of recoveries, and other adjustments	0	0
Ending balance	0	1
Total mortgages and loans | Financial instruments credit-impaired | Accumulated impairment | Lifetime expected credit losses
Reconciliation of changes in allowance for expected credit losses
Beginning balance	55	49
New originations or purchases	0	0
Derecognition or maturities	0	0
Net remeasurement	6	11
Write-offs, net of recoveries, and other adjustments	(7)	(5)
Ending balance	$ 54	$ 55